Document and Entity Information	Sep. 16, 2022
Prospectus:
Document Type	497
Document Period End Date	Sep. 16, 2022
Entity Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 16, 2022
Document Effective Date	Sep. 16, 2022
Prospectus Date	Dec. 17, 2021
Invesco S&P 500 QVM Multi-factor ETF | Invesco S&P 500 QVM Multi-factor ETF
Prospectus:
Trading Symbol	QVML
Invesco S&P MidCap 400 QVM Multi-factor ETF | Invesco S&P MidCap 400 QVM Multi-factor ETF
Prospectus:
Trading Symbol	QVMM
Invesco S&P SmallCap 600 QVM Multi-factor ETF | Invesco S&P SmallCap 600 QVM Multi-factor ETF
Prospectus:
Trading Symbol	QVMS